13. EQUITY LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 13 - EQUITY LINE OF CREDIT

13.  EQUITY LINE OF CREDIT

On October 18, 2012, the Company entered into a securities purchase agreement (the “Equity Line of Credit Agreement”) with Ascendiant Capital Partners, LLC (“Ascendiant”), as amended on January 9, 2013, pursuant to which the Company may sell and issue to Ascendiant, and Ascendiant is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 36 month period.

The Company will determine, at its own discretion, the timing and amount of its sales of stock, subject to certain conditions and limitations. Shares will be priced at the lesser of a 10% discount from the volume weighted average price ("VWAP") for the Company's common stock during the five consecutive trading days following a sales notice and the price that is $0.01 per share below the VWAP on the date in question, but are limited to $250,000 per pricing period or result in the investor beneficially owning more than 9.99% of the then outstanding common stock. The Company can terminate the equity line at any time.

Pursuant to the terms of the Equity Line of Credit Agreement, the Company agreed to issue the following shares of common stock (the “Commitment Shares”):

•	150,015 shares of common stock no later than 30 days following the agreement date (issued on October 22, 2012);

•	On the trading day (the “Second Payment Date”) which is 30 calendar days following the agreement date, 173,913 shares of common stock, being equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Second Payment Date (issued on November 19, 2012);

•	On the trading day (the “Third Payment Date”) which is 30 calendar days following the agreement date, a number of shares of common stock equal to 1% of $10,000,000 divided by $0.175, provided that, if the number of Commitment Shares to be delivered to Ascendiant on the Third Payment Date causes Ascendiant to receive an aggregate number of Commitment Shares (as of the Third Payment Date) of less than 2% of $10,000,000, then additional Commitment Shares are to be issued to Ascendiant on the Third Payment Date so that it has received an aggregate number of Commitment Shares (as of the Third Payment Date) of at least 2% of $10,000,000. The parties agreed that the number of shares to be issued pursuant to this was 818,930 shares of common stock (issued on January 10, 2013);

•	On the trading day (the “Fourth Payment Date”) in which the Company has received at least $1,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fourth Payment Date; and

•	on the trading day (the “Fifth Payment Date”) in which the Company has received at least $2,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fifth Payment Date.

At March 31, 2013, the fair value of the commitment shares issued of $182,209 for the First and Second Payment Dates and $180,082 for the value of the commitment shares for the Third Payment Date plus and the direct expenses of $44,377 have been included in deferred financing costs and will be amortized over the Equity Line of Credit Agreement.

On January 9, 2013, the Company entered into an amendment to the Securities Purchase Agreement with Ascendiant Capital Partners, LLC ("Ascendiant") amending the Securities Purchase Agreement dated October 18, 2012 with Ascendiant to modify the date of the issuance of and the price for the third payment of shares of our common stock (the "Commitment Shares") to be issued to Ascendiant in consideration for agreeing to the terms of the Securities Purchase Agreement dated October 18, 2012.

Pursuant to the this amendment to the Securities Purchase Agreement, the parties amended the price of the third payment of the Commitment Shares to $0.175 from 95% of the daily volume weighted average price of our common stock during the ten trading days prior to the issuance of these Commitment Shares. Accordingly, the Company agreed that the number of the Commitment Shares to be issued as the third payment was 818,930 shares and issued these shares on January 10, 2013.

On February 19, 2013, the Company entered into a First Amended and Restated Securities Purchase Agreement (the "Amended Equity Line of Credit Agreement") with Ascendiant Capital Partners, LLC ("Ascendiant") whereby the parties amended the Securities Purchase Agreement dated October 18, 2012, as amended on January 9, 2013 (the "Original Equity Line of Credit Agreement") with Ascendiant:

The Amended Equity Line of Credit Agreement made, among other things, the following changes to the Original Equity Line of Credit Agreement:

1. The purchase price of the shares of our common stock to be sold to Ascendiant is no longer based on the pricing period following the date of a draw down notice. Instead, it is to be the lesser of (i) 75% of the volume weighted average price on the date of delivery of the draw down notice and (ii) 75% of the closing price of the last transaction on the date of delivery of the draw down notice as long as such price is within the bid and offer at the close (if such transaction is not within the bid and offer at the close, then the next most recent transaction will be selected until one is located that is within the bid and offer at close);

2. The maximum dollar amount as to each draw down is to be equal to (i) 20% of the average daily trading volume during the 7 trading days immediately prior to the date of the draw down notice, eliminating the 2 days with the greatest trading volume and the 2 days with the least trading volume, multiplied by (ii) the volume weighted average price on the trading day immediately prior to the date of the draw down notice; provided, however, no draw down can exceed $25,000. Only one draw down will be allowed on each trading day; and

3. The draw down notices can be given, beginning on the 20th trading day following the effective date of the initial registration statement to be filed pursuant to the First Amended and Restated Registration Rights Agreement dated February 19, 2013 with Ascendiant and every regular, full  (non-holiday) trading day thereafter for a period of 36 months. The threshold price for exercising the draw downs was increased to $0.0375 from $0.01.

At March 31, 2013, the Company has not drawn down on its equity line of credit as it must file a registration statement to register the shares to be issued under the agreement. Refer to Note 14 for subsequent amendments to the equity line of credit agreement.

On October 18, 2012, the Company entered into a securities purchase agreement (the “Equity Line of Credit Agreement”) with Ascendiant Capital Partners, LLC (“Ascendiant”), as amended on January 9, 2013, pursuant to which the Company may sell and issue to Ascendiant, and Ascendiant is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 36 month period.

The Company will determine, at its own discretion, the timing and amount of its sales of stock, subject to certain conditions and limitations. Shares will be priced at the lesser of a 10% discount from the volume weighted average price ("VWAP") for the Company's common stock during the five consecutive trading days following a sales notice and the price that is $0.01 per share below the VWAP on the date in question, but are limited to $250,000 per pricing period or result in the investor beneficially owning more than 9.99% of the then outstanding common stock. The Company can terminate the equity line at any time.

Pursuant to the terms of the Equity Line of Credit Agreement, the Company agreed to issue the following shares of common stock (the “Commitment Shares”):

·	150,015 shares of common stock no later than 30 days following the agreement date (issued on October 22, 2012);

·	On the trading day (the “Second Payment Date”) which is 30 calendar days following the agreement date, 173,913 shares of common stock, being equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Second Payment Date (issued on November 19, 2012);

·	On the trading day (the “Third Payment Date”) which is 30 calendar days following the agreement date, a number of shares of common stock equal to 1% of $10,000,000 divided by $0.175, provided that, if the number of Commitment Shares to be delivered to Ascendiant on the Third Payment Date causes Ascendiant to receive an aggregate number of Commitment Shares (as of the Third Payment Date) of less than 2% of $10,000,000, then additional Commitment Shares are to be issued to Ascendiant on the Third Payment Date so that it has received an aggregate number of Commitment Shares (as of the Third Payment Date) of at least 2% of $10,000,000. The parties agreed that the number of shares to be issued pursuant to this was 818,930 shares of common stock;

·	On the trading day (the “Fourth Payment Date”) in which the Company has received at least $1,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fourth Payment Date; and

·	on the trading day (the “Fifth Payment Date”) in which the Company has received at least $2,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fifth Payment Date.

In connection with the equity line of credit, the Company also incurred legal fees and other direct expenses of $12,500. At December 31, 2012, the fair value of the commitment shares issued of $182,209 for the First and Second Payment Dates and $171,975 for the value of the commitment shares (not issued at December 31, 2012) for the Third Payment Date plus and the direct expenses of $12,500 have been included in deferred financing costs and will be amortized over the Equity Line of Credit Agreement.

At December 31, 2012, the Company has not drawn down on its equity line of credit as it must file a registration statement to register the shares to be issued under the agreement. Subsequent to the year ended December 31, 2012, the Company issued 818,930 shares of common stock as the third tranche of commitment shares. Refer to Note 15 for subsequent amendments to the equity line of credit agreement.